Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2020	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,992	649	425	309	3,375
Distribution	—	—	8,319	—	8,319
System Operator	1,610	214	—	—	1,824
Other	69	15	12	296	392
Total IFRS 15 revenue	3,671	878	8,756	605	13,910
Other revenue
Generation	—	—	369	—	369
Other	23	33	80	125	261
Total other revenue	23	33	449	125	630
Total revenue from continuing operations	3,694	911	9,205	730	14,540

Geographical split for the year ended 31 March 2020	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,671	878	—	567	5,116
US	—	—	8,756	38	8,794
Total IFRS 15 revenue	3,671	878	8,756	605	13,910
Other revenue
UK	23	33	—	110	166
US	—	—	449	15	464
Total other revenue	23	33	449	125	630
Total revenue from continuing operations	3,694	911	9,205	730	14,540

3. Revenue continued
(e) Disaggregation of revenue continued

Revenue for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,909	661	370	313	3,253
Distribution	—	—	8,941	—	8,941
System Operator	1,416	172	—	—	1,588
Other	—	—	—	284	284
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
Generation	—	—	367	—	367
Other	6	51	168	275	500
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Geographical split for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,325	833	—	585	4,743
US	—	—	9,311	12	9,323
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
UK	6	51	—	245	302
US	—	—	535	30	565
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933